Financial Instruments (Tables)	12 Months Ended
Oct. 31, 2019
Financial Instruments
Schedule of exposure to credit risk

	October 31, 2019	October 31, 2018
Current	$51,672	$129,157
1-30 days	500	114,821
31 days- older	176,147	115,373
Allowance for doubtful accounts	(129,131)	(106,443)
	$99,188	$252,908

Schedule of contractual maturities of financial liabilities

	October 31, 2019	October 31, 2018
Balance, beginning of the year	$106,443	$-
Additional allowance	121,793	111,528
Amounts collected	(66,902)	-
Amounts used	(32,203)	(5,085)
Balance, end of year	$129,131	$106,443

Schedule of assets and liabilities denominated in US dollars

	Year 1	Years 2-3
Accounts payable and accrued liabilities	$1,526,855	$180,799
Current portion of long-term debt	150,000	-
Convertible debentures	1,995,609	-
Unearned revenue	35,000	-
Interest payable	55,829	-
Deferred rent	-	24,505
Finance leases payable	129,876	12,329
Derivative liabilities	249,320	-
	$4,142,489	$217,633

Schedule of valuations for the asset or liability not based on observable market data

	Amortized Cost	FVTPL	Total
Financial Assets
Cash and cash equivalents	$74,926	$-	$74,926
Accounts receivable, net	99,188	-	99,188
Other receivable	35,235	-	35,235
Financial Liabilities
Accounts payable and accrued liabilities	$1,707,654	$-	$1,707,654
Finance lease payable	142,205	-	142,205
Convertible debentures	1,995,609	-	1,995,609
Short-term debt	150,000	-	150,000
Interest payable	55,829	-	55,829
Derivative liabilities	-	249,320	249,320